Related Party Transaction (Tables)	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Schedule of Significant Balances Between the Group and its Related Parties	The significant balances between the Group and its related parties were as follows:

	As of December 31,
	2019	2020
	RMB	RMB
Amounts due to:
Mr. Yunlong Sha	1,197	170,229
Ms. Wenjing Song	254	164

	1,451	170,393